Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.4%)
Advantage Solutions, Inc. *	314,314	1,078
Liberty Media Corp. - Liberty Live - Class C *	33,100	1,699
The New York Times Co. - Class A	99,599	5,545

Total		8,322

Consumer Discretionary (10.2%)
Abercrombie & Fitch Co. *	8,681	1,214
Asbury Automotive Group, Inc. *	15,733	3,754
Boot Barn Holdings, Inc. *	7,500	1,255
Carvana Co. *	22,187	3,863
CAVA Group, Inc. *	13,645	1,690
Champion Homes, Inc. *	26,600	2,523
Dorman Products, Inc. *	31,614	3,576
Dutch Bros, Inc. - Class A *	36,044	1,154
FIGS, Inc. - Class A *	358,570	2,453
Floor & Decor Holdings, Inc. *	12,953	1,608
Kontoor Brands, Inc.	5,500	450
LCI Industries	20,841	2,512
Marriott Vacations Worldwide Corp.	25,068	1,842
Meritage Homes Corp.	29,276	6,004
Modine Manufacturing Co. *	11,089	1,472
Monro, Inc.	85,018	2,454
Papa John’s International, Inc.	53,423	2,878
Peloton Interactive, Inc. - Class A *	408,964	1,914
Pool Corp.	2,976	1,121
Savers Value Village, Inc. *	65,716	691
Steven Madden, Ltd.	83,354	4,083
Strategic Education, Inc.	56,491	5,228
Taylor Morrison Home Corp. *	17,700	1,244
Urban Outfitters, Inc. *	36,700	1,406
Victoria’s Secret & Co. *	55,400	1,424
Visteon Corp. *	13,167	1,254
Wyndham Hotels & Resorts, Inc.	16,798	1,313

Total		60,380

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (2.2%)
BellRing Brands, Inc. *	53,600	3,255
Nomad Foods, Ltd.	196,215	3,740
Post Holdings, Inc. *	29,923	3,463
TreeHouse Foods, Inc. *	61,600	2,586

Total		13,044

Energy (7.3%)
Cactus, Inc. - Class A	74,305	4,434
ChampionX Corp.	123,479	3,723
Enerflex, Ltd.	445,100	2,653
Expro Group Holdings NV *	133,326	2,289
Liberty Energy, Inc.	98,384	1,878
Magnolia Oil & Gas Corp. - Class A	138,924	3,392
Matador Resources Co.	124,545	6,155
PBF Energy, Inc. - Class A	25,700	795
Permian Resources Corp.	271,171	3,691
Range Resources Corp.	154,059	4,739
Southwestern Energy Co. *	575,612	4,093
TechnipFMC PLC	218,000	5,718

Total		43,560

Financials (27.8%)
Banc of California, Inc.	181,047	2,667
BankUnited, Inc.	104,841	3,820
Cathay General Bancorp	74,660	3,207
Columbia Banking System, Inc.	286,449	7,479
CrossFirst Bankshares, Inc. *	102,160	1,705
DigitalBridge Group, Inc.	122,800	1,735
Eastern Bankshares, Inc.	325,028	5,327
FB Financial Corp.	128,181	6,015
Goosehead Insurance, Inc. - Class A *	18,500	1,652
HA Sustainable Infrastructure Capital, Inc.	150,953	5,203
The Hanover Insurance Group, Inc.	14,100	2,088
HarborOne Bancorp, Inc.	203,835	2,646
Home BancShares, Inc.	200,570	5,433
Houlihan Lokey, Inc.	45,474	7,186

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
James River Group Holdings, Ltd.	113,326	711
Live Oak Bancshares, Inc.	131,520	6,230
National Bank Holding Corp.	115,662	4,869
NerdWallet, Inc. - Class A *	100,619	1,279
Oscar Health, Inc. - Class A *	136,400	2,893
PennyMac Financial Services, Inc.	93,321	10,636
PennyMac Mortgage Investment Trust	194,958	2,780
Pinnacle Financial Partners, Inc.	103,357	10,126
Popular, Inc.	66,936	6,712
PRA Group, Inc. *	56,859	1,271
Preferred Bank	42,400	3,403
Primerica, Inc.	5,300	1,405
ProAssurance Corp. *	170,324	2,562
Prosperity Bancshares, Inc.	50,800	3,661
Ryan Specialty Group Holdings, Inc.	78,885	5,237
Selective Insurance Group, Inc.	18,500	1,726
Southern First Bancshares, Inc. *	37,238	1,269
SouthState Corp.	67,602	6,570
StepStone Group, Inc. - Class A	35,467	2,016
Synovus Financial Corp.	41,473	1,844
Texas Capital Bancshares, Inc. *	66,648	4,763
Towne Bank	148,815	4,920
TWFG, Inc. *	13,769	373
Voya Financial, Inc.	28,500	2,258
Walker & Dunlop, Inc.	41,497	4,714
Webster Financial Corp.	93,760	4,370
Western Alliance Bancorp	59,683	5,162
WSFS Financial Corp.	94,686	4,828

Total		164,751

Health Care (8.6%)
Acelyrin, Inc. *	105,400	520
Apellis Pharmaceuticals, Inc. *	24,155	697
Arrowhead Pharmaceuticals, Inc. *	33,300	645

Small Cap Value Portfolio

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Avanos Medical, Inc. *	89,628	2,154
Black Diamond Therapeutics, Inc. *	201,600	877
Blueprint Medicines Corp. *	7,350	680
Cabaletta Bio, Inc. *	43,400	205
Concentra Group Holdings Parent, Inc. *	50,470	1,128
Crinetics Pharmaceuticals, Inc. *	27,100	1,385
CRISPR Therapeutics AG *	14,200	667
Cytokinetics, Inc. *	69,425	3,666
DENTSPLY SIRONA, Inc.	48,000	1,299
Doximity, Inc. - Class A *	44,400	1,934
Elanco Animal Health, Inc. *	182,139	2,676
Ensign Group, Inc.	31,142	4,479
Immatics NV *	139,489	1,591
Immunocore Holdings PLC *	49,500	1,541
Ionis Pharmaceuticals, Inc. *	52,059	2,085
Iovance Biotherapeutics, Inc. *	83,600	785
Lantheus Holdings, Inc. *	29,077	3,191
Neumora Therapeutics, Inc. *	94,964	1,254
The Pennant Group, Inc. *	71,704	2,560
Phreesia, Inc. *	57,690	1,315
Privia Health Group, Inc. *	54,600	994
QuidelOrtho Corp. *	44,416	2,025
Select Medical Holdings Corp.	161,015	5,615
Vaxcyte, Inc. *	24,561	2,807
Verve Therapeutics, Inc. *	70,453	341
Waystar Holding Corp. *	32,503	906
Xenon Pharmaceuticals, Inc. *	25,800	1,016

Total		51,038

Industrials (13.7%)
Air Lease Corp.	13,900	630
Allegiant Travel Co.	38,646	2,128
Arcosa, Inc.	13,600	1,289
Beacon Roofing Supply, Inc. *	55,835	4,826
Brady Corp. - Class A	66,913	5,128

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
BrightView Holdings, Inc. *	83,560	1,315
Casella Waste Systems, Inc. - Class A *	33,516	3,335
Crane Co.	16,876	2,671
EnPro Industries, Inc.	9,400	1,524
ESAB Corp.	40,658	4,322
ESCO Technologies, Inc.	17,349	2,238
FTI Consulting, Inc. *	12,479	2,840
Herc Holdings, Inc.	17,318	2,761
John Bean Technologies Corp.	16,800	1,655
Landstar System, Inc.	25,077	4,736
Leonardo DRS, Inc. *	74,366	2,099
McGrath RentCorp	8,600	905
Moog, Inc. - Class A	23,395	4,726
MSA Safety, Inc.	12,480	2,213
MSC Industrial Direct Co., Inc.	22,600	1,945
Parsons Corp. *	40,924	4,243
Paycor HCM, Inc. *	136,041	1,930
RBC Bearings, Inc. *	12,409	3,715
SPX Technologies, Inc. *	15,072	2,403
UFP Industries, Inc.	31,149	4,087
UL Solutions, Inc. - Class A	15,506	764
Upwork, Inc. *	62,500	653
Valmont Industries, Inc.	8,526	2,472
VSE Corp.	19,819	1,640
WillScot Holdings Corp. *	68,343	2,570
Zurn Water Solutions Corp.	93,453	3,359

Total		81,122

Information Technology (5.9%)
Allegro Microsystems, Inc. *	65,600	1,528
Altair Engineering, Inc. - Class A *	9,700	926
Aurora Innovation, Inc. *	181,882	1,077
DoubleVerify Holdings, Inc. *	73,300	1,234
Endava PLC *	85,800	2,191
Entegris, Inc.	7,549	850
Insight Enterprises, Inc. *	7,600	1,637
Intapp, Inc. *	28,898	1,382
JFrog, Ltd. *	30,700	892
Lattice Semiconductor Corp. *	36,400	1,932
Littelfuse, Inc.	11,336	3,007
MACOM Technology Solutions Holdings, Inc. *	32,200	3,583

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Mirion Technologies, Inc. *	229,537	2,541
nCino, Inc. *	53,720	1,697
OneStream, Inc. *	21,493	729
Onto Innovation, Inc. *	9,965	2,068
PAR Technology Corp. *	34,770	1,811
Viavi Solutions, Inc. *	346,600	3,126
Vontier Corp.	44,600	1,505
Workiva, Inc. *	15,269	1,208

Total		34,924

Materials (4.8%)
Cabot Corp.	5,300	592
Carpenter Technology Corp.	20,796	3,319
Constellium SE *	277,078	4,505
Element Solutions, Inc.	167,412	4,547
H.B. Fuller Co.	21,300	1,691
Hudbay Minerals, Inc.	210,200	1,932
Orion SA	86,909	1,548
Pactiv Evergreen, Inc.	151,600	1,745
Quaker Chemical Corp.	12,212	2,058
Reliance, Inc.	15,997	4,626
Warrior Met Coal, Inc.	4,500	287
West Fraser Timber Co., Ltd.	17,150	1,670

Total		28,520

Real Estate (10.9%)
Apple Hospitality REIT, Inc.	381,989	5,672
CubeSmart LP	87,545	4,713
EastGroup Properties, Inc.	25,580	4,779
Essential Properties Realty Trust, Inc.	181,415	6,195
FirstService Corp.	16,547	3,019
Highwoods Properties, Inc.	115,900	3,884
Independence Realty Trust, Inc.	271,961	5,575
Kilroy Realty Corp.	84,400	3,266
The Macerich Co.	149,900	2,734
NETSTREIT Corp.	223,636	3,697
Opendoor Technologies, Inc. *	390,564	781
Ryman Hospitality Properties, Inc.	5,800	622
Safehold, Inc.	134,342	3,524
Saul Centers, Inc.	60,196	2,526
The St. Joe Co.	57,182	3,334
Terreno Realty Corp.	95,107	6,356
UMH Properties, Inc.	188,700	3,712

Total		64,389

Small Cap Value Portfolio

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Utilities (4.9%)
Artesian Resources Corp. - Class A	29,351	1,091
California Water Service Group	71,036	3,852
Chesapeake Utilities Corp.	35,138	4,363
IDACORP, Inc.	37,091	3,824
MGE Energy, Inc.	31,204	2,854
OGE Energy Corp.	80,600	3,306
ONE Gas, Inc.	68,252	5,079
TXNM Energy, Inc.	103,702	4,539

Total		28,908

Total Common Stocks (Cost: $440,645)		578,958

Warrants (0.0%)
Communication Services (0.0%)
Advantage Solutions, Inc. *	19,088	1

Total		1

Total Warrants (Cost: $25)		1

Total Investments (97.7%) (Cost: $440,670)@		578,959

Other Assets, Less Liabilities (2.3%)		13,335

Net Assets (100.0%)		592,294

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $440,670 and the net unrealized appreciation of investments based on that cost was $138,289 which is comprised of $172,885 aggregate gross unrealized appreciation and $34,596 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Small Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$578,958	$—	$—
Warrants	1	—	—

Total Assets:	$578,959	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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